Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Managed Portfolio Series
Entity Central Index Key	dei_EntityCentralIndexKey	0001511699
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 19, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2019
Prospectus Date	rr_ProspectusDate	Dec. 29, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Principal Street High Income Municipal Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Principal Street High Income Municipal Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Principal Street High Income Municipal Fund’s (the “Fund”) primary investment objective is to provide current income exempt from regular federal income tax.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 29, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The Total Annual Fund Operating Expenses After Fee Waiver do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund will invest at least 80% of its total assets in tax exempt debt securities.  The Fund expects to invest the majority of its assets in debt securities that are rated below investment grade (or “junk bonds”), including unrated securities, with a focus on project revenue debt, but may invest up to 40% of its total assets in investment grade debt securities.  The Fund may invest without limit in municipal securities issued by or on behalf of states and local governmental authorities throughout the United States and its territories.  Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax exempt obligations, municipal leases, obligations of municipal housing authorities, zero coupon bonds and single family revenue bonds.  The Fund may invest in all types of municipal bonds that are exempt from federal income tax, but not necessarily the federal alternative minimum tax (the “AMT”). The Adviser’s security selection process focuses primarily on project revenue bonds in five broad sectors: healthcare; education; housing; transportation; and power, but may also include debt of distressed municipalities.

The Fund may employ effective leverage through investment in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“Inverse Floaters”). Inverse Floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. These investments are speculative, however, and also create the possibility that income and returns will be diminished. The Fund may also invest in defaulted municipal bonds, debt securities issued in accordance with Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”), restricted securities and illiquid securities.
The Fund’s investments in debt securities may have fixed or variable principal payments. The Fund’s investments may have varied interest rate payment and reset terms, including fixed and floating rates, inverse floating rate, contingent, deferred, payment in kind and auction rate features. The Fund will typically not invest more than 5% of its assets, at the time of investment, in the securities of any one obligor. From time to time the Fund may focus its investments in the securities of issuers in the same economic sector. The Fund may invest in debt securities with any maturity or duration.
In selecting securities for the Fund, the Adviser employs a top-down/bottom-up research approach with an emphasis on analyzing the stand-alone credit, including financials, bond covenants, management team, and underlying asset value. The Adviser believes that the below investment grade universe represents some of the best value in the fixed income markets. It is anticipated that the Fund’s portfolio generally will be comprised of 75 to 125 securities over time.
Additionally, the Fund may utilize leverage (i.e., borrow against a line of credit) as part of the portfolio management process. The Fund may borrow up to one third of the value of its assets for investment purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:
General Market Risk. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Risk. The Fund may not meet its investment objective or may underperform the market or other mutual funds with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.
Municipal Securities Risk. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.  Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Fixed-Income Securities Risks.  Fixed-income securities are or may be subject to interest rate, credit, liquidity, prepayment and extension risks.  Interest rates may go up resulting in a decrease in the value of the fixed-income securities held by the Fund.  Credit risk is the risk that an issuer will not make timely payments of principal and interest.  There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates.  Fixed-income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  Limited trading opportunities for certain fixed-income securities may make it more difficult to sell or buy a security at a favorable price or time. Changes in market conditions and government policies may lead to periods of heightened volatility and reduced liquidity in the fixed-income securities market, and could result in an increase in Fund redemptions. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable.

•
Interest Rate Risk.  In times of rising interest rates, bond prices will decline.  Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk. The Fund may be exposed to heightened interest rate risk as interest rates rise from historically low levels.

•
Extension Risk.  In times of rising interest rates, prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities, which fluctuate more widely in response to changes in interest rates than shorter term securities.

•
Liquidity Risk.  There may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the securities at all, each of which would have a negative effect on performance.

•	Prepayment Risk. In times of declining interest rates, the Fund’s higher yielding securities may be prepaid and the Fund may have to replace them with securities having a lower yield.

•
Duration Risk. The Fund can invest in securities of any maturity or duration. Holding long duration and long maturity investments will magnify certain risks, including interest rate risk and credit risk.

High-Yield Fixed-Income Securities Risk.  High-yield fixed income securities or “junk bonds” are fixed-income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer.  Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.
Restricted Securities Risk.  The Fund may invest in restricted securities (securities with limited transferability under the securities laws) acquired from the issuer in “private placement” transactions.  Private placement securities are not registered under the Securities Act, and are subject to restrictions on resale.  They are eligible for sale only to certain qualified institutional buyers, like the Fund, and are not sold on a trading market or exchange.  While private placement securities offer attractive investment opportunities otherwise not available on an open market, because such securities are available to few buyers, they are often both difficult to sell and to value.
Tax Risks.  Municipal securities may decrease in value during times when federal income tax rates are falling.  The Fund’s investments are affected by changes in federal income tax rates applicable to, or the continuing federal tax exempt status of, interest income on municipal obligations.  Any proposed or actual changes in such rates or exempt status, therefore, can significantly affect the liquidity, marketability and supply and demand for municipal obligations, which would in turn affect the Fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.  If you are subject to the federal AMT, you may have to pay federal tax on a portion of your distributions from tax exempt income.  If this is the case, the Fund’s net after-tax return to you may be lower.  The Fund would typically not be a suitable investment for investors investing through tax exempt or tax-deferred accounts.
Sector Emphasis Risk.  The securities of issuers in the same or related businesses (“industry sectors”), if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.  Some industry sectors have particular risks that may not affect other sectors.
Zero-Coupon Bonds Risk.  Zero-coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. The higher yields and interest rates on pay-in-kind securities reflect the payment deferral and increased credit risk associated with such instruments and that such investments may represent a higher credit risk than loans that periodically pay interest.
Inverse Floaters Risk. The use of inverse floaters by the Fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. The price of Inverse Floaters is expected to decline when interest rates rise, and generally will decline further than the price of a bond with a similar maturity. An investment in certain inverse floaters will involve the risk that the Fund could lose more than its original principal investment.
Leverage Risk. The use of leverage will allow the Fund to make additional investments, thereby increasing its exposure to assets, such that its total assets may be greater than its capital. However, leverage will also magnify the volatility of changes in the value of the Fund’s portfolio. The effect of the use of leverage by the Fund in a market that moves adversely to its investments could result in substantial losses to the Fund, which would be greater than if the Fund were not leveraged.
Defaulted Bonds Risk. Defaulted bonds are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. In the event of a default, the Fund may incur additional expenses to seek recovery. The repayment of defaulted bonds is subject to significant uncertainties, and in some cases, there may be no recovery of repayment. Defaulted bonds might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Workout or bankruptcy proceedings typically result in only partial recovery of cash payments or an exchange of the defaulted bond for other securities of the issuer or its affiliates, which may in turn be illiquid or speculative.
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.
Liquidity Risk. Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.
Deferred Interest and Payment In Kind Securities Risks. Because these securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed income securities. Accordingly, these securities may involve greater credit risks and their value is subject to greater fluctuation in response to changes in market interest rates than other fixed income securities.
Auction Rate Securities Risks. While the auction rate process is designed to permit the holder to sell the auction rate securities in an auction at par value at specified intervals, there is the risk that an auction will fail due to insufficient demand for the securities. Failed auctions may adversely impact the liquidity of auction rate securities investments. Auction rate securities may also be subject to changes in interest rates, including decreased interest rates. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.
Newer Fund Risk. The Fund has a limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees may determine to liquidate the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	In addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns have varied from year-to-year. Following the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows how the Fund’s average annual total returns over time compare with a broad-based securities market index. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available on the Fund’s website at www.principalstreetfunds.com or by calling the Fund toll free at 1-877-914-7343.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-914-7343
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.principalstreetfunds.com or
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
Q2 2018 3.56%	Q3 2018 0.20%
Year-to-Date as of September 30, 2019
8.61%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.20%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). No returns are shown for Investor Class shares since Investor Class shares are not currently available for purchase. Average annual total returns for Investor Class shares would have been substantially similar to those for Institutional Class shares because each class would be invested in the same portfolio securities, and the annual returns usually differ only to the extent that the classes have different expenses.

Principal Street High Income Municipal Fund | Bloomberg Barclays High Yield Municipal Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Barclays High Yield Municipal Bond Index
1 Year	rr_AverageAnnualReturnYear01	4.76%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2017
Principal Street High Income Municipal Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.00%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	338
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	592
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,321
Principal Street High Income Municipal Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GSTAX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.55%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.01%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.84%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.75%	[1],[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	457
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,029
Annual Return 2018	rr_AnnualReturn2018	7.45%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.45%
Since Inception	rr_AverageAnnualReturnSinceInception	7.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 15, 2017
Principal Street High Income Municipal Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.57%
Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Principal Street High Income Municipal Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	7.00%
Since Inception	rr_AverageAnnualReturnSinceInception	6.82%

[1]	The Total Annual Fund Operating Expenses After Fee Waiver do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section of the Fund’s Statutory Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).
[2]	Principal Street Partners, LLC (the “Adviser”) has contractually agreed to reduce its management fees, and may reimburse the Fund for its operating expenses, in order to ensure that Total Annual Fund Operating Expenses (excluding certain expenses such as Rule 12b-1 fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage commissions and other transactional expenses, AFFE, or extraordinary expenses) do not exceed 0.73% of the Fund’s average daily net assets. Fees waived and expenses paid by the Adviser may be recouped by the Adviser for a period of 36 months following the month during which such fee waiver and/or expense payment was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the fee waiver and/or expense payment occurred and the expense limit in place at the time of recoupment. The Operating Expenses Limitation Agreement is indefinite, but cannot be terminated through at least December 29, 2020. Thereafter, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees (the “Board”) or the Adviser.